Capital assets (Tables)	12 Months Ended
Dec. 31, 2024
Capital assets
Schedule of changes in Vermilion's capital assets

The following table reconciles the change in Vermilion’s capital assets:

	2024	2023
Balance at January 1	4,882,509	5,691,522
Acquisitions	12,728	836,295
Dispositions	—	(676,471)
Additions	586,962	569,110
Increase in right-of-use assets	38,290	3,103
Lease purchase	78,832	—
Transfers from exploration and evaluation assets	14,110	40,521
Impairment expense	—	(1,016,094)
Depletion and depreciation	(673,475)	(699,343)
Changes in asset retirement obligations	27,906	138,239
Foreign exchange	50,599	(4,373)
Balance at December 31	5,018,461	4,882,509

Cost	13,760,503	12,966,256
Accumulated depletion, depreciation, and impairment	(8,742,042)	(8,083,747)
Balance at December 31	5,018,461	4,882,509

Schedule of benchmark price forecasts used to calculate the recoverable amounts

	2024	2025	2026	2027	2028	2029	2030	2031	2032	2033 (2)
Brent Crude ($ US/bbl) (1)	78.00	79.18	80.36	81.79	83.41	85.09	86.79	88.52	90.29	92.10
WTI Crude ($ US/bbl) (1)	73.67	74.98	76.14	77.66	79.22	80.80	82.42	84.06	85.75	87.46
Light Sour Crude ($/bbl) (1)	93.35	95.50	96.53	98.46	100.43	102.44	104.49	106.58	108.71	110.88
SK Plant Gate Gas - Spot Gas ($/MMbtu) (1)	1.98	3.15	3.83	3.91	3.99	4.08	4.16	4.25	4.34	4.43
Henry Hub Gas ($ US/MMbtu) (1)	2.75	3.64	4.02	4.10	4.18	4.27	4.35	4.44	4.53	4.62

(1)

The forecast benchmark prices listed are adjusted for quality differentials, heat content, transportation and marketing costs and other factors specific to the Company’s operations when determining recoverable amounts.

(2)	In 2033 and beyond, commodity price forecasts are inflated at a rate of 2.0% per annum.

Schedule of sensitivity impacts on impairment charges

Operating Segment	CGU	Impairment	Recoverable Amount	1% increase in discount rate	5% decrease in pricing
Canada	Saskatchewan	542,937	704,636	42,657	79,452
France	France (1)	226,858	523,303	24,653	70,035
United States	United States	246,299	239,179	12,819	38,290
Total		1,016,094	1,467,118	80,129	187,777
(1)

During 2023, Vermilion finalized an evaluation of the management and organization of Vermilion’s assets in France resulting in a combination of its Neocomian, Chaunoy, Champotran, and Aquitaine Basin CGUs into the France CGU. If these CGUs were not combined, impairment recognized would have increased by $23.2 million.

Summary of carrying balance and depreciation charge relating to right-of-use assets

	As at Dec 31, 2024		As at Dec 31, 2023
($M)	Depreciation	Balance	Depreciation	Balance
Office space	6,899	49,340	8,115	25,893
Processing facilities	16,178	3,367	7,691	6,326
Oil storage facilities	2,627	4,385	2,667	7,037
Vehicles and equipment	1,685	4,631	5,433	9,760
Total	27,389	61,723	23,906	49,016